Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses under IAS 39 (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on loans	$ 5,065	[1]	$ 4,327
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on loans	1,065
Business and government [member] | Performing loans [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on loans			625
Personal and credit cards [member] | Performing loans [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on loans			720
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on loans	$ 678
Residential mortgages [member] | Performing loans [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on loans			$ 101

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).